Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

February 29, 2020

Dates Covered
Collections Period	02/01/20 - 02/29/20
Interest Accrual Period	02/18/20 - 03/15/20
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/20	669,003,495.81	34,847
Yield Supplement Overcollateralization Amount 01/31/20	36,300,846.00	0
Receivables Balance 01/31/20	705,304,341.81	34,847
Principal Payments	22,857,601.72	569
Defaulted Receivables	1,032,231.02	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/20	34,609,071.59	0
Pool Balance at 02/29/20	646,805,437.48	34,240

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.35%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	5,617,509.46	252
Past Due 61-90 days	2,080,589.22	90
Past Due 91-120 days	352,512.27	21
Past Due 121+ days	0.00	0
Total	8,050,610.95	363

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.18%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	584,052.13
Aggregate Net Losses/(Gains) - February 2020	448,178.89
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.76%
Prior Net Losses Ratio	0.97%
Second Prior Net Losses Ratio	0.68%
Third Prior Net Losses Ratio	0.97%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.53%

Overcollateralization Target Amount	7,438,262.53
Actual Overcollateralization	7,438,262.53
Weighted Average APR	3.90%
Weighted Average APR, Yield Adjusted	6.52%
Weighted Average Remaining Term	52.10

Flow of Funds	$ Amount

Collections	25,642,551.30
Investment Earnings on Cash Accounts	9,574.89
Servicing Fee	(587,753.62)
Transfer to Collection Account	-
Available Funds	25,064,372.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,566,326.39
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,504,518.13
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,438,262.53
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,422,633.19

Total Distributions of Available Funds	25,064,372.57

Servicing Fee	587,753.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 02/18/20	661,309,955.61
Principal Paid	21,942,780.66
Note Balance @ 03/16/20	639,367,174.95

Class A-1
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-2
Note Balance @ 02/18/20	184,639,955.61
Principal Paid	21,942,780.66
Note Balance @ 03/16/20	162,697,174.95
Note Factor @ 03/16/20	46.7520618%

Class A-3
Note Balance @ 02/18/20	347,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	347,000,000.00
Note Factor @ 03/16/20	100.0000000%

Class A-4
Note Balance @ 02/18/20	82,950,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	82,950,000.00
Note Factor @ 03/16/20	100.0000000%

Class B
Note Balance @ 02/18/20	31,150,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	31,150,000.00
Note Factor @ 03/16/20	100.0000000%

Class C
Note Balance @ 02/18/20	15,570,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	15,570,000.00
Note Factor @ 03/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,698,958.72
Total Principal Paid	21,942,780.66
Total Paid	23,641,739.38

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	464,677.22
Principal Paid	21,942,780.66
Total Paid to A-2 Holders	22,407,457.88

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.6404441
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.1870390
Total Distribution Amount	22.8274831

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.3352794
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	63.0539674
Total A-2 Distribution Amount	64.3892468

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	661.02
Noteholders' Principal Distributable Amount	338.98

Account Balances	$ Amount

Reserve Account
Balance as of 02/18/20	2,595,670.49
Investment Earnings	3,152.97
Investment Earnings Paid	(3,152.97)
Deposit/(Withdrawal)	-
Balance as of 03/16/20	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49